Warrant derivative liability (Warrant activity) (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant derivative liability
Number of Warrants, Outstanding at Beginning		817,489	817,489
Number of Warrants, Exercisable at Beginning		817,489	817,489
Number of Warrants, Exercised	174,903	(298,914)
Number of Warrants, Outstanding at Ending			817,489	817,489
Number of Warrants, Exercisable at Ending		518,575	817,489	817,489
Average Exercise Price, Outstanding at Beginning		$ 1.00	$ 1.00
Average Exercise Price, Exercisable at Beginning		1.00	1.00
Average Exercise Price, Exercised		1.00
Average Exercise Price, Outstanding at Ending			1.00	$ 1.00
Average Exercise Price, Exercisable at Ending		$ 1.00	$ 1.00	$ 1.00
Weighted Average Remaining Contractual Contractual Term in Years, Granted			0 years
Weighted Average Remaining Contractual Contractual Term in Years, Outstanding			1 year 3 months 4 days	2 years 3 months 4 days
Weighted Average Remaining Contractual Contractual Term in Years, Exercisable		3 months 4 days	0 years	0 years